Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	778,325
Proposed Maximum Offering Price per Unit	13.89
Maximum Aggregate Offering Price	$ 10,810,934.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,655.15
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Fifth District Bancorp, Inc. 2025 Equity Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Fifth District Bancorp, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a). Offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, and is based upon the average of the high and low prices per share of the Company's common stock as reported on the Nasdaq Capital Market on September 12, 2025.